UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:          3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	March 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.4% (0.2% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,103,920
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 27.2% (18.0% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	9/08 at 102.00	BBB	2,038,780
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	229,916
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,099,480
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,219,143
	Morris University, Series 2006A, 4.750%, 2/15/26 (WI/DD, Settling 4/05/06)
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,059,740
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,254,040
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005:
1,000	5.000%, 8/01/12 – MBIA Insured	No Opt. Call	AAA	1,062,300
1,240	5.000%, 8/01/13 – MBIA Insured	No Opt. Call	AAA	1,321,480
1,305	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,390,347
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	1,803,811
840	5.000%, 8/01/24 (WI/DD, Settling 4/03/06) – AMBAC Insured	8/16 at 100.00	AAA	885,368
1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,411,166
	2003, 5.250%, 8/01/18 – FGIC Insured
1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,051,620
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	AAA	540,744
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	AAA	513,271
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	486,840
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	AAA	462,235
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	AAA	439,994
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,456,915
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,217,120
	Series 2001, 5.000%, 12/15/30 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	5,255,500
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,421,439
	2006, 4.750%, 5/01/31
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	5,199,800
	2001, 5.375%, 7/01/31 – RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,032,290
	University, Series 2002, 5.000%, 1/01/20
3,450	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	No Opt. Call	AA	3,693,881
	Pennsylvania, Series 2005A, 5.000%, 9/01/14
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,074,340
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	3,130,771
	2003, 5.375%, 1/01/20 – RAAI Insured
	Pennsylvania State University, General Revenue Bonds, Series 2005:
1,040	5.000%, 9/01/14	No Opt. Call	AA	1,113,518
1,560	5.000%, 9/01/15	No Opt. Call	AA	1,672,242
6,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	9/08 at 100.00	AA+	6,076,500
	5.000%, 9/15/28
	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,
	Bucknell University, Series 2002A:
1,665	5.250%, 4/01/18	4/13 at 100.00	Aa2	1,766,448
1,000	5.250%, 4/01/20	4/13 at 100.00	Aa2	1,071,570
10	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds,	6/06 at 100.00	N/R	10,031
	College of Misericordia, Series 1992B, 7.750%, 12/01/12

65,540	Total Education and Civic Organizations			66,462,640

	Health Care – 10.4% (6.9% of Total Investments)
1,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,551,268
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,180,830
	2002, 5.250%, 11/01/15 – AMBAC Insured
2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1	2,574,925
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,308,675
	Series 2004A, 5.500%, 11/01/24
2,360	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/15 at 100.00	AAA	2,505,494
	Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	9,779,490
	Series 2001A, 6.000%, 1/15/31
1,225	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/23 at 100.00	BBB	1,245,666
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	AAA	1,717,294
	Series 2002A, 5.250%, 7/01/13 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	541,622
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	380,549
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,002,816
	Series 2004B, 5.375%, 11/15/34
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,586,040
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

23,975	Total Health Care			25,374,669

	Housing/Multifamily – 1.9% (1.3% of Total Investments)
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	3,399,561
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	808,856
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
440	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	8/06 at 100.00	A2	440,488
	7.125%, 8/01/13 (Alternative Minimum Tax)

4,540	Total Housing/Multifamily			4,648,905

	Housing/Single Family – 1.3% (0.9% of Total Investments)
960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	969,744
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,193,757
	5.450%, 10/01/32 (Alternative Minimum Tax)

3,100	Total Housing/Single Family			3,163,501

	Industrials – 4.4% (2.9% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,383,500
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	AAA	5,438,150
	2002, 5.500%, 7/01/12 – AMBAC Insured

10,000	Total Industrials			10,821,650

	Long-Term Care – 1.4% (0.9% of Total Investments)
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,532,295
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
230	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities	5/08 at 102.00	N/R	232,535
	Revenue Bonds, Paul’s Run, Series 1998A, 5.875%, 5/15/28
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,577,505
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured

3,230	Total Long-Term Care			3,342,335

	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,264,183
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	1,847,388
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

3,010	Total Materials			3,111,571

	Tax Obligation/General – 23.6% (15.6% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	AAA	1,905,480
	FGIC Insured
4,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 –	No Opt. Call	AAA	4,338,320
	FGIC Insured
1,640	Bensalem Township, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 12/01/13 –	No Opt. Call	Aaa	1,752,635
	FGIC Insured
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 7/15/16 – FGIC	7/14 at 100.00	AAA	1,273,788
	Insured
2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,293,522
	5.000%, 5/15/23 – MBIA Insured
1,000	Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 5.125%, 10/01/19	10/09 at 100.00	AA	1,039,390
2,345	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	2,478,477
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA–	6,686,820
	Series 2002, 5.750%, 7/01/17
7,500	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,749,600
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,070,420
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
1,025	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	Aaa	1,079,089
	Series 2003, 5.000%, 9/01/19 – FGIC Insured
2,100	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/19	1/16 at 100.00	AA	2,232,279
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 – XLCA Insured	No Opt. Call	AAA	1,052,790
2,585	5.250%, 2/15/13 – XLCA Insured	No Opt. Call	AAA	2,767,423
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,324,750
	Bonds, Series 2002A, 5.500%, 9/01/15 – FSA Insured
3,390	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	2/13 at 100.00	Aaa	3,587,400
	2003, 5.000%, 2/15/15 – FGIC Insured
1,590	Red Lion Area School District, York County, Pennsylvania, General Obligation Bonds, Series	10/11 at 100.00	Aaa	1,666,256
	2001, 5.000%, 4/15/20 – FSA Insured
2,500	Seneca Valley School District, Butler County, Pennsylvania, General Obligation Bonds, Series	7/15 at 100.00	Aaa	2,646,925
	2005, 5.000%, 1/01/19 – FGIC Insured
2,000	Souderton Area School District, Bucks and Montgomery Counties, Pennsylvania, General	5/15 at 100.00	Aaa	2,102,320
	Obligation Bonds, Series 2005, 5.000%, 11/15/22 – FGIC Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	476,163
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,538,323
	Series 2001A, 5.000%, 4/01/18 – FSA Insured
415	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	444,208
	Series 2003, 5.250%, 2/15/19
2,265	West Chester Area School District, Chester and Delaware Counties, Pennsylvania, General	11/15 at 100.00	Aaa	2,400,673
	Obligation Bonds, Series 2006A, 5.000%, 5/15/20 – FSA Insured
1,600	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,703,520
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

54,065	Total Tax Obligation/General			57,610,571

	Tax Obligation/Limited – 24.2% (16.0% of Total Investments)
5,045	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed	11/12 at 100.00	AAA	5,265,113
	County Building Project, Series 2002A, 5.000%, 11/01/22 – MBIA Insured
	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series
	2001:
1,000	5.500%, 3/01/17 – FGIC Insured	3/11 at 101.00	AAA	1,078,490
3,500	5.000%, 3/01/29 – FGIC Insured	3/11 at 101.00	AAA	3,603,635
2,100	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	2,173,080
	2005, 5.000%, 1/15/36 – FGIC Insured
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,825,250
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 – FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,800	5.250%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA	1,948,194
1,500	5.250%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	1,619,475
2,600	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,797,496
2,125	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	2,286,415
1,000	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	AAA	1,075,960
2,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate Lien Revenue Bonds, Series	12/13 at 100.00	AAA	2,286,415
	2003B, 5.250%, 12/01/18 – MBIA Insured
	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,900	5.250%, 7/15/16 – FSA Insured	No Opt. Call	AAA	2,080,785
4,000	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	4,422,000
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	11,464,910
	2001B, 5.250%, 10/01/30 – FSA Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,857,140
	11/15/17 – FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,125,040
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District	5/09 at 100.00	A2	1,145,982
	Bonds, Center Triangle Project, Series 1999A, 6.100%, 5/01/19

56,145	Total Tax Obligation/Limited			59,055,380

	Transportation – 8.8% (5.8% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	669,520
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Aaa	2,178,183
	Airport System, Series 2000A, 6.000%, 5/15/30 – MBIA Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	5,793,120
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	2,282,060
	AMBAC Insured
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	AAA	5,161,100
	Insured (Alternative Minimum Tax)
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999,	9/09 at 101.00	AAA	3,402,230
	5.250%, 9/01/29 – FSA Insured
1,885	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds,	No Opt. Call	AAA	2,007,883
	Series 2002, 5.000%, 12/01/12 – AMBAC Insured

20,400	Total Transportation			21,494,096

	U.S. Guaranteed – 23.1% (15.2% of Total Investments) (4)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	AAA	3,802,405
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	AAA	1,413,852
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
830	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2 (4)	896,583
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AAA	5,368,900
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	AAA	6,795,637
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
1,450	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/06 at 100.00	AAA	1,469,735
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999A, 5.875%, 11/01/29 (Pre-refunded 11/01/06) – AMBAC Insured
3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41	7/11 at 101.00	AAA	3,902,653
	(Pre-refunded 7/15/11) – AMBAC Insured
790	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	940,345
	MBIA Insured (ETM)
3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,742,550
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,522,059
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
785	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	854,394
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	AAA	2,182,000
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,605	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2 (4)	3,900,250
	Series 2003, 5.250%, 2/15/19 (Pre-refunded 2/15/13)
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	AAA	3,617,100
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
5,450	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	6,854,901
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,
	Series 2003A:
1,700	5.250%, 4/01/19 (Pre-refunded 4/01/14) – MBIA Insured	4/14 at 100.00	AAA	1,848,512
2,050	5.250%, 4/01/20 (Pre-refunded 4/01/14) – MBIA Insured	4/14 at 100.00	AAA	2,229,088

50,955	Total U.S. Guaranteed			56,340,964

	Utilities – 7.8% (5.1% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,276,350
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,820	Beaver Falls Municipal Authority, Pennsylvania, Water and Hydroelectric Revenue Bonds, Series	No Opt. Call	AAA	1,933,823
	2002A, 5.000%, 6/01/12 – AMBAC Insured
2,015	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,126,369
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
2,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,448,249
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,772,230
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 – MBIA
	Insured
680	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 –	No Opt. Call	AAA	718,916
	AGC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	724,024
	5.000%, 9/01/26 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,133,200
	2003, 5.375%, 7/01/19 – FSA Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,903,833
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

18,095	Total Utilities			19,036,994

	Water and Sewer – 15.1% (10.0% of Total Investments)
2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,322,416
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
1,000	Bucks County Water and Sewerage Authority, Pennsylvania, Collection System Revenue Bonds,	12/06 at 100.00	AAA	1,012,510
	Series 1996, 5.550%, 12/01/17 – FGIC Insured
	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds,
	Neshaminy Interceptor Project, Series 2004:
655	5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	711,906
530	5.250%, 6/01/15 – FSA Insured	No Opt. Call	AAA	577,758
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AAA	5,219,500
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative
	Minimum Tax)
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001A:
5,325	5.100%, 5/01/20 – FGIC Insured	11/11 at 100.00	AAA	5,608,503
1,465	5.100%, 5/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,542,396
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,500,520
	Bonds, Series 2004, 5.250%, 5/01/20 – MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,090,240
	2004, 5.000%, 7/15/22 – FSA Insured
1,540	Hempfield Township Municipal Authority, Westmoreland County, Pennsylvania, Guaranteed Sewerage	No Opt. Call	Aaa	1,650,803
	Revenue Bonds, Series 2005, 5.000%, 9/01/15 – FSA Insured
1,250	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,311,725
	4/01/20 – MBIA Insured
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	5,960,702
5,000	5.000%, 11/01/31 – FGIC Insured	11/12 at 100.00	AAA	5,148,050
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23	7/15 at 100.00	AAA	2,249,524
	– FSA Insured

35,045	Total Water and Sewer			36,906,553

$ 349,100	Total Long-Term Investments (cost $354,280,815) – 150.8%			368,473,749

	Short-Term Investments – 0.7% (0.4% of Total Investments)
1,600	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	No Opt. Call	A-1	1,600,000
	Obligations, Series 1985, 3.050%, 12/01/15 – MBIA Insured (5)

$ 1,600	Total Short-Term Investments (cost $1,600,000)			1,600,000

	Total Investments (cost $355,880,815) – 151.5%			370,073,749

	Other Assets Less Liabilities – 2.6%			6,138,596

	Preferred Shares, at Liquidation Value – (54.1)%			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$244,212,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $355,870,686.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$15,471,830
Depreciation	(1,268,767)

Net unrealized appreciation (depreciation) of investments	$14,203,063

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2006

* Print the name and title of each signing officer under his or her signature.